Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets other than goodwill
	December 31, 2018	September 30, 2018
Customer list	$1,060,000	$1,060,000
Less: accumulated amortization	(610,964)	(544,715)

	$449,036	$515,285

	September 30, 2018	September 30, 2017
Customer list	$1,060,000	$1,060,000
Less: accumulated amortization	(544,715)	(279,719)

	$515,285	$780,281

Schedule of future amortization expense of the customer list
For the Years Ending September 30,
2019	$198,751
2020	250,285
Total	$449,036

For the Years Ending September 30,
2019	$265,000
2020	250,285
Total	$515,285